SCHEDULE OF RECONCILIATION CHANGE IN REDEEMABLE NONCONTROLLING INTEREST (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Non-controlling Interest
Beginning balance		$ 885,028	$ 885,028
Issuance of redeemable noncontrolling Series C preferred stock			19,041
Accretion of embedded derivative to redemption value			147,988
Redemption of Akos Series A Preferred Stock		$ (1,052,057)	(1,052,057)
Ending balance				$ 885,028